Key Management Personnel Disclosures - Summary of Directors and Key Management Personnel Compensation (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of key management personnel compensation [line items]
Short-term employee benefits	$ 1,521,119	$ 1,256,272	$ 1,300,140
Long-term employee benefits	11,429	6,879	5,817
Post-employment benefits	36,370	38,184	42,471
Share-based payments	1,740,238	637,637	1,824,643
Total employee benefits	$ 3,309,156	$ 1,938,972	$ 3,173,071